Business combinations (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of fair values of the identifiable assets acquired and liabilities assumed acquisition in 2023

Assets	DelRey
Cash and cash and equivalents	7,804
Trade receivables	33,741
Inventories	139
Recoverable taxes	589
Other assets	8,563
Property and equipment	24,980
Right-of-use assets	65,408
Intangible assets	728,777
870,001
Liabilities
Trade payables	12,253
Lease liabilities	65,408
Labor and social obligations	6,252
Taxes and contributions payable	2,282
Advances from customers	38,327
Provision for legal proceedings	152
Other liabilities	4,189
128,863
Total identifiable net assets at fair value	741,138

Goodwill arising on acquisition	75,098
Purchase consideration transferred	816,236
Cash paid	575,000
Consideration to be transferred	234,000
Digital solutions (i)	7,236
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	12,332
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	567,196
Net of cash flow on acquisition	579,528

(i)	The total consideration transferred included the obligation to offer digital solutions, especially from Medcel, Pebmed and Medical Harbour, through access (free-of-charge) to medical students of other medical schools held by the selling shareholders, not subject to this acquisition, from 2023 to 2030. This purchase consideration was measured using assumptions such as numbers of approved medical seats, current digital solutions prices, inflation and present value discount rates. The balances of such consideration are classified as other liabilities on the statement of financial position.

Schedule of intangible assets acquired

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Schedule of fair values of the identifiable assets acquired and liabilities assumed as of acquisition in 2022

Assets	Além da Medicina	CardioPapers	Glic
Cash and cash and equivalents	298	3,648	151
Trade receivables	1,705	1,350	94
Other assets	266	1	36
Property and equipment	37	43	-
Intangible assets	20,299	28,655	15,395
	22,605	33,697	15,676
Liabilities
Trade payables	705	1,703	1
Labor and social obligations	79	60	-
Taxes and contributions payable	1,182	352	91
Advances from customers	6,185	3,893	-
Other liabilities	-	-	574
	8,151	6,008	666
Total identifiable net assets at fair value	14,454	27,689	15,010

Goodwill arising on acquisition	12,335	14,324	15,587
Purchase consideration transferred	26,789	42,013	30,597
Cash paid	14,952	34,924	21,602
Contingent consideration	11,074	7,422	8,995
Consideration to be transferred (Price adjustment)	763	(333)	-
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	227	274	222
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	14,654	31,276	21,451
Net of cash flow on acquisition	14,881	31,550	21,673

Schedule of acquisition of al?m da medicina intangible assets acquired

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Educational content

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Schedule of acquisition of cardio papers intangible assets acquired

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Educational content

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Copyrights

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Schedule of acquisition of Glic intangible assets acquired

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.